Income Taxes - Schedule of Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Federal, State and Local, Tax Expense (Benefit) [Abstract]
Current Federal	$ 0	$ 0	$ 0
Current State	3	1	9
Current Total	3	1	9
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred Federal	0	0	0
Deferred State	0	0	0
Deferred Total	0	0	0
Income taxes	$ 3	$ 1	$ 9